Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2025
Fair Value Measurements [Line Items]
Schedule of Financial Assets and Liabilities Measured and Recorded at Fair Value on Recurring Basis

The following table summarizes the Company’s financial assets and liabilities measured and recorded at fair value on recurring basis as of March 31, 2024 and 2025:

		Fair value measurement at reporting date using
Description	Fair value as of March 31, 2024	Quoted price in active markets for identical assets (Level 1)	Significant other observable Inputs (Level 2)	Significant unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB

Assets:
Available-for-sale investments	58,465	-	-	58,465
Equity securities with readily determinable fair values	39	39	-	-
Total assets	58,504	39	-	58,465

Liabilities:
Derivative liabilities	5,721	-	-	5,721

		Fair value measurement at reporting date using
Description	Fair value as of March 31, 2025	Quoted price in active markets for identical assets (Level 1)	Significant other observable Inputs (Level 2)	Significant unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB

Assets:
Short-term investments	4,000	-	4,000	-
Available-for-sale investments	59,624	-	-	59,624
Equity securities with readily determinable fair values	12	12	-	-
Total assets	63,636	12	4,000	59,624

Liabilities:
Derivative liabilities	5	-	-	5

Schedule of Roll Forward of Major Level 3 Investments

The roll forward of major Level 3 investments are as following:

	Derivative liabilities	Available- for-sale investments
Fair value of Level 3 investments as at March 31, 2022	9,086	74,866
Reclassification of forward exchange contracts	(651)	-
Unrealized fair value change of the derivative liabilities	2,266	-
Unrealized fair value change of the available-for-sale investments	-	(6,427)
Disposal of available-for-sale investments	-	(428)
Fair value of Level 3 investments as at March 31, 2023	10,701	68,011
Reclassification of forward exchange contracts	(6,014)	-
Unrealized fair value change of the derivative liabilities	1,034	-
Unrealized fair value change of the available-for-sale investments	-	(3,546)
Disposal of available-for-sale investments	-	(6,000)
Fair value of Level 3 investments as at March 31, 2024	5,721	58,465
Unrealized fair value change of the derivative liabilities	(5,716)	-
Unrealized fair value change of the available-for-sale investments	-	1,159
Fair value of Level 3 investments as at March 31, 2025	5	59,624

Derivative Liabilities [Member]
Fair Value Measurements [Line Items]
Schedule of Significant Unobservable Inputs	The significant unobservable inputs adopted in the valuation as of March 31, 2024 and 2025 are as follows:
	As of March 31,	As of March 31,
	2024	2025

Spot price (US$)	5.90	1.64
Risk-free rate	4.91%	4.03%
Expected volatility	58.28%	69.30%
Expected expiry years (in years)	1.60	0.56

Available- for-Sale Sebt Investments [Member]
Fair Value Measurements [Line Items]
Schedule of Significant Unobservable Inputs	The significant unobservable inputs adopted in the valuation as of March 31, 2024 and 2025:
	As of March 31,	As of March 31,
	2024	2025

Implied price to sales after discount for lack of marketability	0.95x	0.77x
Weighted average cost of capital	n.a.	n.a.
Lack of marketability discount	20%,28%,32%	20%,24%,31%
Risk-free rate	1.87%,2.08%,2.17%	1.56%,1.60%,1.65%
Expected volatility	41.55%,43.47%,45.49%	43.70%,40.97%,42.40%
Probability	Liquidation scenario: 40%,35% Redemption scenario: 40%,35% IPO scenario: 20%,30%	Liquidation scenario: 40%,35% Redemption scenario: 40%,35% IPO scenario: 20%,30%